MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Subsidiary Interests (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Construction operation | Multiplex Global Limited
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	100.00%	100.00%
Healthcare services | Healthscope Pty Ltd
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	28.00%	28.00%
Dealer software and technology services operation | CDK Global II LLC
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	26.00%	29.00%
Water and wastewater operation | BRK Ambiental Participações S.A.
Disclosure of subsidiaries [line items]
Voting interest (%)	70.00%	70.00%
Economic interest (%)	26.00%	26.00%